Property And Equipment—net - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 15, 2021 satellite
Property, Plant and Equipment [Line Items]
Number of satellites impaired | satellite				2
Satellite impairment loss	$ 18,400	$ 18,407	$ 0
Property, plant and equipment disposed of		2,900
Loss on disposal of property and equipment		24	0
Continuing Operations
Property, Plant and Equipment [Line Items]
Depreciation		12,900	$ 8,500
Satellite Procurement Work In Progress
Property, Plant and Equipment [Line Items]
Satellite impairment loss		$ 8,400